Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
The provision / (credit) for income taxes consist of:
Current taxes (expense) / credit: Hong Kong profits tax and the PRC EIT | $	$ (4)		$ 0		$ 346
Income tax (expense) / credit | $	(4)		0		346
Deferred tax expenses: Hong Kong and the PRC | $	(92)		(37)		(34)
Total deferred tax expense / (credit) | $	(92)		(37)		(34)
Total (expense) / credit | $	$ (96)		$ (37)		$ 312
ZHEJIANG TIANLAN
The provision / (credit) for income taxes consist of:
Current PRC EIT | ¥		¥ 757		¥ 28		¥ 2
Income tax (expense) / credit | ¥		757		28		2
Deferred tax expense / (credit) | ¥		1,101		268		(7,969)
Total deferred tax expense / (credit) | ¥		1,101		268		(7,969)
Total (expense) / credit | ¥		¥ (1,858)		¥ (296)		¥ 7,967